COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 17,055	$ 32,319	$ 25,424
Total			$ 25,424